Annual Total Returns - FidelitySAIMunicipalBondIndexFund-PRO - FidelitySAIMunicipalBondIndexFund-PRO - Fidelity SAI Municipal Bond Index Fund	Aug. 29, 2022
Bar Chart Table:
Annual Return, Inception Date	Jul. 11, 2019
Fidelity SAI Municipal Bond Index Fund
Bar Chart Table:
Annual Return 2020	4.45%
Annual Return 2021	1.35%